EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Net earnings per share (Note 17):
SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED COMMON SHARES OUTSTANDING

The following tables provides a reconciliation of the data used in the calculation of basic and diluted ordinary shares outstanding for the years ended December 31, 2023, December 31, 2022, and December 31, 2021 (in US$ thousands except shares and per share amounts):

Date	Transaction Detail	Change in Shares	Year ended December 31, 2023, Weighted Average Ordinary Shares Outstanding
January 1, 2023	Beginning Balance		94,012,752
January 23, 2023	Restricted Stock Issuance	500	468
February 2, 2023	Restricted Stock Issuance	22,440	20,411
February 24, 2023	Restricted Stock Issuance	250	212
March 1, 2023	Restricted Stock Issuance	333	278
March 16, 2023	Restricted Stock Issuance	247,286	196,474
March 17, 2023	Restricted Stock Issuance	578,436	457,995
April 12, 2023	Restricted Stock Issuance	666	480
June 1, 2023	Restricted Stock Issuance	40,000	23,342
June 22, 2023	Restricted Stock Issuance	1,484	781
August 14, 2023	Restricted Stock Issuance	92,250	35,131
December 31, 2023	Ending Balance		94,748,324

Date	Transaction Detail	Change in Shares	Year ended December 31, 2022, Weighted Average Ordinary Shares Outstanding
December 31, 2021	Beginning Balance		91,366,235
February 23, 2022	Restricted Stock Issuance	32,868	28,005
March 16, 2022	Restricted Stock Issuance	279,493	222,063
March 17, 2022	Restricted Stock Issuance	74,000	58,592
March 18, 2022	Restricted Stock Issuance	242,727	191,522
March 19, 2022	Restricted Stock Issuance	316,775	249,081
July 1, 2022	WDVGE - NESR ordinary share consideration	1,650,000	827,260
August 14, 2022	Restricted Stock Issuance	50,654	19,290
December 31, 2022	Ending Balance		92,962,048

Date	Transaction Detail	Change in Shares	Year ended December 31, 2021, Weighted Average Ordinary Shares Outstanding
December 31, 2020	Beginning Balance		87,777,553
June 1, 2020	SAPESCO - NESR ordinary share consideration (issued January 14, 2021) (1)	2,237,000	2,237,000
December 31, 2020	SAPESCO - Additional Earn-Out Shares (issued January 14, 2021) (2)	145,039	145,039
February 23, 2021	Restricted Stock Issuance	87,905	74,900
March 16, 2021	Restricted Stock Issuance	316,781	251,689
March 18, 2021	Restricted Stock Issuance	288,329	227,503
December 31, 2020	SAPESCO - Contingently Issuable Shares (contingency resolved at December 31, 2020) (3)	150,434	150,434
March 31, 2021	SAPESCO - Contingently Issuable Shares (contingency resolved at March 31, 2021; issued on June 8, 2021) (3)	113,215	85,299
June 8, 2021	SAPESCO - Customer Receivables Earn-Out Shares (contingency resolved and issued both on June 8, 2021) (3)	2,962	1,672
August 14, 2021	Restricted Stock Issuance	242,017	92,166
November 19, 2021	Restricted Stock Issuance	5,000	575
December 31, 2021	Ending Balance		91,043,830

(1)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 2,237,000 shares issued in the quarter ended March 31, 2021, pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since June 1, 2020.
(2)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 145,039 shares, relating to the quarter ended March 31, 2021, issuance of Additional Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since December 31, 2020.
(3)	Contingently issuable shares are included in basic EPS only when there is no circumstance under which those shares would not be issued; as such 266,611 shares, relating primarily to the actual/expected 2021 issuance of Customer Receivables Earn-Out Shares pursuant to the SAPESCO Sale & Purchase Agreement, have been included in basic earnings per share since the conditions for issuance were satisfied.

SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

	December 31, 2023			December 31, 2022			December 31, 2021
	Net (loss) / income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net (loss) / income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS	Net (loss) / income to Ordinary Shareholders	Weighted-average ordinary shares outstanding	EPS

Basic EPS - ordinary shares	$12,580	94,748,324	0.13	$(36,420)	92,962,048	$(0.39)	$(64,568)	91,043,830	$(0.71)
Restricted stock units		-			-			-
Antidilution sequencing - subtotal	12,580	94,748,324	0.13	(36,420)	92,962,048	(0.39)	(64,568)	91,043,830	(0.71)
35,540,380 Public Warrants @ $5.75 per half share		-			-			-
Diluted EPS - ordinary shares	$12,580	94,748,324	0.13	$(36,420)	92,962,048	$(0.39)	$(64,568)	91,043,830	$(0.71)